Property and equipment (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 3,770,674	$ 3,651,209
Accumulated amortization	3,063,348	2,973,562
Property and equipment, net	707,326	677,647
Survey Equipment
Property and equipment, gross	892,637	892,637
Accumulated amortization	676,442	646,953
Property and equipment, net	216,195	245,684
Computers and Software
Property and equipment, gross	1,265,045	1,265,045
Accumulated amortization	1,232,844	1,219,045
Property and equipment, net	32,200	46,000
Furniture and Other Equipment
Property and equipment, gross	528,419	528,419
Accumulated amortization	513,001	509,146
Property and equipment, net	15,419	19,273
Leasehold Improvements
Property and equipment, gross	1,084,573	965,108
Accumulated amortization	641,061	598,418
Property and equipment, net	$ 443,512	$ 366,690